Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Class B Common Stock

On March 8, 2021, the Company issued an aggregate of 2,875,000 shares of Class B common stock (“Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. In addition, such Founder Shares includes an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor and initial stockholders will collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming our Sponsor and initial stockholders do not purchase any Class A Common Shares in the Initial Public Offering and excluding the Private Placement Warrants and underlying securities).

On March 27, 2021, the Sponsor sold 15,000 Founder Shares to the Chief Financial Officer, Jenny Junkeer, and 10,000 Founder Shares to each of the Company’s three independent directors, Michael Tomczyk, Robin Meister, and Lynn Perkins, in each case, at a price of $0.009 per share, the same price at which the Sponsor purchased such Founder Shares from the Company.

Additionally, as consideration for financial advisory services rendered in connection with this offering, on March 11, 2021, ARC Capital received 50,000 shares of Class B Common Stock from our Sponsor at a price of $0.009 per share. The over-allotment is fully exercised.

The initial stockholders have agreed not to transfer, assign or sell any of the Class B common stock (except to certain permitted transferees) until, with respect to 50% of the Class B common stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B common stock, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Promissory Notes — Related Party

On March 8, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Sponsor Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $400,000, of which $141,768 was borrowed by the Company during 2021. The Sponsor Note was non-interest bearing and was fully repaid as of December 31, 2021.

On June 16, 2022, an affiliate of the Sponsor issued an unsecured promissory note (“June 2022 Note”) to the Company, pursuant to which the Company borrowed principal amount of $20,000. The June 2022 Note is non-interest bearing and previously had a maturity date on the earlier of: i) the consummation of the Company’s initial business combination; or ii) May 15, 2023. On May 8, 2023, the Company and the lender entered into an amendment agreement whereby the maturity date is amended to the Company’s initial business combination date. On May 8, 2023, the Company entered into an amendment agreement with an affiliate of the Sponsor to renew the outstanding balance of $19,957 under the June 2022 Note, which will mature on May 15, 2023, to a new maturity date. Pursuant to the amendment agreement, the outstanding balance of the June 2022 Note will be payable on the initial business combination date. As of June 30, 2023, $19,957 remains outstanding on this June 2022 Note.

On August 2, 2022, a company owned by a director of our previous potential business combination target, issued an unsecured promissory note (“August 2022 Note”), pursuant to which the Company borrowed a principal amount of $200,000 with an interest rate of 9% per annum. The August 2022 Note matured on February 2, 2023. The balance due to the lender as of the maturity date of February 3, 2023 was $209,235, representing the unpaid principal and accrued interest under the August 2022 Note. The Company failed to pay the principal amount and accrued interest within five business days of the maturity date. Therefore, the Company is required to pay default interest at a rate of 20% per annum. On May 3, 2023, the Company entered into a settlement agreement (the “Settlement Agreement”) with HRT North America Ltd, LLC (“HRT”), the lender of the August 2022 Note whereby the Company agreed to settle: i) the unpaid principal and accrued interest in the total amount of $209,235 as of the February 3, 2023 maturity date; ii) default interest of $10,794; and iii) $38,185 of costs, expenses and attorney’s fees that were incurred by HRT for filing a litigation against the Company to request for payment through legal proceeding. On May 4, 2023, the Company paid the total of $258,214 (the “Payment”) based on the settlement amount agreed with HRT in the Settlement Agreement. The Company and HRT agreed that, upon execution of this Settlement Agreement and upon receipt by HRT of the Payment, the August 2022 Note was terminated and extinguished.

On October 19, 2022, the Sponsor issued an unsecured promissory note (“October 2022 Note”), pursuant to which the Company borrowed principal amount of $300,000. The October 2022 Note is non-interest bearing and matures on May 15, 2023. On March 29, 2023, the Company made a repayment of $50,000 on the October 2022 Note. On May 17, 2023, the Company entered into an amendment agreement with the Sponsor to renew the outstanding balance of $250,000 under the October 2022 Note, which matured on May 15, 2023, to a new maturity date. Pursuant to the amendment agreement, the outstanding balance of the October 2022 Note will be payable on the earlier of: (i) the consummation of the initial business combination and (ii) April 21, 2024.

On January 20, 2023, the Sponsor issued an unsecured promissory note (“January 2023 Note”), pursuant to which the Company borrowed principal amount of $200,000. The January 2023 Note is non-interest bearing and matures on July 15, 2023. The events of default related to the January 2023 Note include failure to make required payments, voluntary bankruptcy and involuntary bankruptcy. Upon the occurrence of an event of default, the January 2023 Note shall become immediately payable. On July 14, 2023, the Company entered into an amendment agreement with the Sponsor to renew the outstanding balance of $200,000 to a new maturity date. Pursuant to the amendment agreement, the outstanding balance of the January 2023 Note will be payable on the earlier of: (i) the consummation of the initial business combination and (ii) January 15, 2024. The amended promissory note also added a new interest clause, which stipulates that an 8% interest per annum shall be accrued on the unpaid principal balance of the January 2023 Note. The 8% interest will be accrued effectively from July 14, 2023.

On April 20, 2023, the Company held a special meeting of stockholders in lieu of its 2023 annual meeting. At the special meeting, the Company’s stockholders approved an extension proposal (the “Extension Amendment Proposal”) to amend the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate its initial business combination for a maximum of twelve (12) additional month periods, from April 21, 2023 to April 21, 2024, or such earlier date as determined by its board of directors (the “Extended Date”). Pursuant to the Extension Amendment Proposal, the Sponsor has agreed to, or to cause a designee to, loan to the Company, pursuant to a promissory note (the “Extension Promissory Note”) an aggregate of $0.055 for each public share that is not redeemed, for each Extension Period (commencing on April 21, 2023, and on the 21st day of each subsequent month (or the next business day, if the 21st day of a calendar month falls on a day other than a business day)) that the Company requires a loan from the Sponsor, until the Extended Date.

On April 24, 2023, the Sponsor loaned $110,000 under the Extension Promissory Note (“April 2023 Note”) to the Company’s for the first Extension Period to move the liquidation date from April 21, 2023 to May 21, 2023. The April 2023 Note bears an interest of 8% per annum and it is payable on the earlier to occur of (i) the consummation of the Company’s initial business combination and (ii) October 15, 2023.

On June 21, 2023, the Sponsor loaned $127,000, of which $17,000 is related to Working Capital Loan and $110,000 is under the Extension Promissory Note (“June 2023 Note”), to the Company’s for the third Extension Period to move the liquidation date from June 21, 2023 to July 21, 2023. The June 2023 Note bears an interest of 8% per annum and it is payable on the earlier to occur of (i) the consummation of the Company’s initial business combination and (ii) November 15, 2023.

On July 18, 2023, subsequent to the balance sheet date, the Sponsor loaned $120,000, of which $10,000 is related to Working Capital Loan and $110,000 is under the Extension Promissory Note (“July 2023 Note”), to the Company’s for the third Extension Period to move the liquidation date from July 21, 2023 to August 21, 2023. The July 2023 Note bears an interest of 8% per annum and it is payable on the earlier to occur of (i) the consummation of the Company’s initial business combination and (ii) December 15, 2023. See Note 10.

Administrative Services Agreement

The Company’s Sponsor has agreed, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the Sponsor $5,000 per month for these services. For the six months ended June 30, 2023 and 2022, the Company has paid $30,000 and $5,000 to the Sponsor for these administrative services, respectively. As of June 30, 2023 and December 31, 2022, the Company accrued $nil and $30,000, respectively, for unpaid administrative services.

Related Party Loans

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants (“Working Capital Warrants”) at a price of $1.50 per Working Capital Warrant. The Working Capital Warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2023 and December 31, 2022, there have been $17,000 and no amounts borrowed under the Working Capital Loans, respectively.

Forward Purchase Agreement

In connection with the IPO, the Company entered into a forward purchase agreement with Caltech Trading Corp., providing for the purchase by Caltech Trading Corp. of an aggregate of 9,000,000 forward purchase units at a purchase price of $10.00 per unit. The purchase of the Forward Purchase Units will occur concurrently and only in connection with the closing of the Business Combination.

The terms and provisions of the forward purchase warrants to be issued as part of the forward purchase units are identical to those of the Private Placement Warrants.

Representative Shares

In connection with the IPO, the Company issued the 57,500 shares upon full exercise of the Over-allotment Option (the “Representative Shares”). The Representative has agreed not to transfer, assign or sell any such Representative Shares without prior consent of the Company until the completion of the initial Business Combination. In addition, the Representative has agreed (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete the initial Business Combination within 12 months (or up to 18 months, if applicable) from the Closing of the Offering.

The Representative will not sell, transfer, assign, pledge or hypothecate the Representative Shares, or cause the Representative Shares to be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Representative Shares by any person, for a period of 180 days (pursuant to Rule 5110(e)(1) of the Conduct Rules of FINRA) following the Effective Date to anyone other than (i) the Representative or an underwriter or selected dealer in connection with the Offering, or (ii) a bona fide officer or partner of the Representative or of any such underwriter or selected dealer. On and after the 181st day following the Effective Date, transfers to others may be made subject to compliance with or exemptions from applicable securities laws.

Private Placement Warrants

The Company consummated certain private placement warrants with its Sponsor. Refer to Note 4 for details.

Consulting Agreement

On May 15, 2023, FEXD entered into a consulting agreement with Ritscapital Inc., the consulting company owned by Ritesh Suneja, the future Chief Financial Officer and Director of the Company after the business combination of Afinoz (refer to Note 6 below), to provide accounting, audit, pro forma financial, and other financial and accounting support in connection with the preparation of the Company’s proxy statement/prospectus and registration statement on Form S-4. Ritscapital Inc. is also a member of Afinoz. The consulting agreement provides for payment of $16,000 per month and terminates automatically upon closing of the business combination of Afinoz.

NOTE 5. RELATED PARTY TRANSACTIONS

Class B Common Stock

On March 8, 2021, the Company issued an aggregate of 2,875,000 shares of Class B common stock (“Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. In addition, such Founder Shares includes an aggregate of up to 375,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor and initial stockholders will collectively own 20% of the Company’s issued and outstanding shares after the Proposed Offering (assuming our Sponsor and initial stockholders do not purchase any Class A Common Shares in the Proposed Offering and excluding the Private Placement Warrants and underlying securities).

On March 27, 2021, the Sponsor sold 15,000 Founder Shares to the Chief Financial Officer, Jenny Junkeer, and 10,000 Founder Shares to each of the Company’s three independent directors, Michael Tomczyk, Robin Meister, and Lynn Perkins, in each case, at a price of $0.009 per share, the same price at which the Sponsor purchased such Founder Shares from the Company. Thus, after giving effect to the issuance of Founder Shares, our Sponsor and initial stockholders will collectively own approximately 20% of the outstanding common stock following the offering, assuming they do not purchase any units in this offering or the public market.

Additionally, as consideration for financial advisory services rendered in connection with this offering, on March 11, 2021, ARC Capital received 50,000 shares of Class B Common Stock from our Sponsor at a price of $0.009 per share. The Founder Shares held by the independent directors and financial advisor are not subject to forfeiture in the event that the underwriters’ over-allotment is not exercised.

The initial stockholders have agreed not to transfer, assign or sell any of the Class B common stock (except to certain permitted transferees) until, with respect to 50% of the Class B common stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B common stock, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Promissory Notes

On March 8, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Sponsor Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $400,000, of which $141,768 was borrowed by the Company during 2021. The Sponsor Note was non-interest bearing and was fully repaid as of December 31, 2021.

On June 16, 2022, an affiliate of the Sponsor issued an unsecured promissory note (“June 2022 Note”) to the Company, pursuant to which the Company borrowed principal amount of $20,000. The June 2022 Note is non-interest bearing and matures on the earlier of: i) the consummation of the Company’s initial business combination; or ii) May 15, 2023. As of December 31, 2022, $19,957 remains outstanding on this June 2022 Note.

On August 2, 2022, a company owned by a director of our potential business combination target, issued an unsecured promissory note (“August 2022 Note”), pursuant to which the Company borrowed principal amount of $200,000. The August 2022 Note has an interest rate of 9% per annum and matures on the earlier of: i) the consummation of the Company’s initial business combination; or ii) February 2, 2023. The Company is currently renewing the August 2022 Note with the lender. As of December 31, 2022, there was $200,000 outstanding on the August 2022 Note and accrued interest of $7,545.

On October 19, 2022, the Sponsor issued an unsecured promissory note (“October 2022 Note”), pursuant to which the Company borrowed principal amount of $300,000. The October 2022 Note is non-interest bearing and matures on May 15, 2023.

Administrative services agreement

The Company’s Sponsor has agreed, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the Sponsor $5,000 per month for these services. For the year ended December 31, 2022 and for the period from March 5, 2021 (inception) to December 31, 2021, the Company has paid $30,000 and $20,000 to the Sponsor for these administrative services, respectively. As of December 31, 2022 and 2021, the Company accrued $ 30,000 and $nil, respectively, for unpaid administrative services.

Related party loans

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants (“Working Capital Warrants”) at a price of $1.50 per Working Capital Warrant. The Working Capital Warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022 and 2021, there have been no amounts borrowed under the Working Capital Loans.

Forward Purchase Agreement

In connection with the IPO, the Company entered into a forward purchase agreement with Caltech Trading Corp., providing for the purchase by Caltech Trading Corp. of an aggregate of 9,000,000 forward purchase units at a purchase price of $10.00 per unit. The purchase of the Forward Purchase Units will occur concurrently and only in connection with the closing of the Business Combination.

The terms and provisions of the forward purchase warrants to be issued as part of the forward purchase units are identical to those of the Private Placement Warrants.

Representative Shares

In connection with the IPO, the Company issued the Representative 57,500 shares upon full exercise of the Over-allotment Option (the “Representative Shares”). The Representative has agreed not to transfer, assign or sell any such Representative Shares without prior consent of the Company until the completion of the initial Business Combination. In addition, the Representative has agreed (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete the initial Business Combination within 12 months (or up to 18 months, if applicable) from the Closing of the Offering.

The Representative will not sell, transfer, assign, pledge or hypothecate the Representative Shares, or cause the Representative Shares to be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Representative Shares by any person, for a period of 180 days (pursuant to Rule 5110(e)(1) of the Conduct Rules of FINRA) following the Effective Date to anyone other than (i) the Representative or an underwriter or selected dealer in connection with the Offering, or (ii) a bona fide officer or partner of the Representative or of any such underwriter or selected dealer. On and after the 181st day following the Effective Date, transfers to others may be made subject to compliance with or exemptions from applicable securities laws.

Private Placement Warrants

The Company consummated certain private placement warrants with its Sponsor. Refer to Note 4 for details.